Notes to Profit or Loss - Summary of General and Administrative Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of general and administrative expense [Line items]
General and administrative expenses	€ 21,927,731	€ 15,717,578	€ 13,431,955
Personnel expenses [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	15,016,000	11,797,000	9,208,000
Consumable supplies [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	15,000	33,000	97,000
Other operating expenses [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	1,012,000	714,000	847,000
Amortization of intangible assets [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	97,000	112,000	111,000
External services [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	4,475,000	2,224,000	2,244,000
Depreciation and other costs for infrastructure [member]
Disclosure of general and administrative expense [Line items]
General and administrative expenses	€ 1,313,000	€ 838,000	€ 925,000